UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Massachusetts Institute of Technology
Address: 238 Main Street, Suite 200
	 Cambridge, MA 02142-1012

Form 13F File Number: 28-1002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it isunderstood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Seth Alexander
Title: President MITIMco
Phone: 617-253-6083

Signature, Place, and Date of Signing:

Seth Alexander	Cambridge, Massachusetts	February 7, 2011
[Signature] 	[City, State] 			[Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 8
Form 13F Information Table Value Total:  83,518
					(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

F0RM13F INFORMATION TABLE

F0RM13F INFORMATION TABLE

COLUMN 1  COLUMN 2  COLUMN 3  COLUMN 4  COLUMN 5   COLUMN 6  COLUMN 7 COLUMN 8

                                 VALUE     SHRS   INVESTMENT OTHER   VOTING
NAME OF   TITLE OF     CUSIP      	          DISCRETION MANAGER AUTHORITY
ISSUER    CLASS
COMSCORE INC COMMON 20564W105 1,240,414 55,599 	SOLE	SOLE
ISHARES MSCI EAFE INDEX FUND COMMON 464287465 20,338,225 349,274 SOLE	SOLE
ISHARES MSCI EMERGING MARKETS COMMON 464287234 12,026,336 252,548 SOLE	SOLE
MELLANOX TECHNOLOGIES LTD COMMON M51363113 202,818 7,750 SOLE	SOLE
RUTH S HOSPITALITY GROUP INC COMMON 783332109 153,753 33,208 SOLE	SOLE
TEXTRON INC COMMON 883203101 378,240 16,000 SOLE SOLE
THERAVANCE INC COMMON 88338T104 4,622,206 184,372 SOLE	SOLE
VANGUARD EMERGING MARKETS ETF COMMON 922042858 44,556,084 925,360 SOLE	SOLE